32. Non current assets held for sale and discontinued operations (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non Current Assets Held For Sale And Discontinued Operations Details Narrative
Assets held for sale	R$ 22,961	R$ 20,303
Non current liabilities held for sale	17,824	15,632
Net income (loss) from discontinued operations	R$ 383	R$ (1,005)	R$ (891)